Vanguard Real Estate II Index Fund
Schedule of Investments (unaudited)
As of April 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (96.9%)
Diversified REITs (3.3%)
WP Carey Inc.	1,047,404	68,898
VEREIT Inc.	6,498,509	35,612
STORE Capital Corp. Class A	1,355,326	27,201
PS Business Parks Inc.	125,027	16,140
Washington REIT	489,675	11,419
American Assets Trust Inc.	309,760	8,773
Global Net Lease Inc.	542,942	7,813
Empire State Realty Trust Inc. Class A	929,573	7,771
Essential Properties Realty Trust Inc.	491,589	7,222
Colony Capital Inc.	2,814,635	6,502
Alexander & Baldwin Inc.	416,468	5,472
iStar Inc.	377,153	3,779
Armada Hoffler Properties Inc.	336,552	3,234
Gladstone Commercial Corp.	189,512	2,994
One Liberty Properties Inc.	90,548	1,424
		214,254
Health Care REITs (8.0%)
Welltower Inc.	2,466,684	126,368
Healthpeak Properties Inc.	3,008,598	78,645
Ventas Inc.	2,266,883	73,334
Medical Properties Trust Inc.	3,147,678	53,951
Omega Healthcare Investors Inc.	1,329,895	38,766
Healthcare Trust of America Inc. Class A	1,261,371	31,067
Healthcare Realty Trust Inc.	812,585	23,882
Physicians Realty Trust	1,144,132	17,642
Sabra Health Care REIT Inc.	1,176,732	15,086
National Health Investors Inc.	267,031	14,703
CareTrust REIT Inc.	580,695	9,570
LTC Properties Inc.	241,258	8,589
Universal Health Realty Income Trust	79,425	8,495
Diversified Healthcare Trust	1,443,038	4,488
Community Healthcare Trust Inc.	116,311	4,327
Global Medical REIT Inc.	247,508	2,579
New Senior Investment Group Inc.	506,226	1,676
		513,168
Hotel & Resort REITs (2.7%)
Host Hotels & Resorts Inc.	4,362,798	53,706
MGM Growth Properties LLC Class A	691,436	17,403
Park Hotels & Resorts Inc.	1,454,588	13,833
Sunstone Hotel Investors Inc.	1,366,127	12,555
Apple Hospitality REIT Inc.	1,292,203	12,509

		Shares	Market Value ($000)
	Ryman Hospitality Properties Inc.	297,083	10,499
	RLJ Lodging Trust	1,036,651	9,631
	Pebblebrook Hotel Trust	794,155	9,403
	DiamondRock Hospitality Co.	1,217,820	7,587
	Service Properties Trust	998,267	6,918
	Xenia Hotels & Resorts Inc.	683,699	6,632
	Summit Hotel Properties Inc.	639,462	3,875
	Chatham Lodging Trust	287,760	2,161
	Hersha Hospitality Trust Class A	222,581	1,164
	CorePoint Lodging Inc.	243,528	1,059
	Braemar Hotels & Resorts Inc.	169,658	531
	Ashford Hospitality Trust Inc.	587,373	483
			169,949
Industrial REITs (10.7%)
	Prologis Inc.	4,482,248	399,951
	Duke Realty Corp.	2,235,200	77,561
	Americold Realty Trust	1,106,892	33,860
	First Industrial Realty Trust Inc.	772,981	29,196
	Rexford Industrial Realty Inc.	673,913	27,442
	EastGroup Properties Inc.	233,369	24,737
	Terreno Realty Corp.	407,250	22,326
	STAG Industrial Inc.	811,282	21,296
	Lexington Realty Trust	1,355,344	14,163
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	399,292	11,176
[1]	Innovative Industrial Properties Inc.	100,685	7,900
	Monmouth Real Estate Investment Corp.	559,829	7,608
	Industrial Logistics Properties Trust	395,741	7,396
			684,612
Office REITs (8.9%)
	Alexandria Real Estate Equities Inc.	700,058	109,972
	Boston Properties Inc.	940,450	91,393
	Vornado Realty Trust	1,045,006	45,792
	Kilroy Realty Corp.	645,067	40,162
	Douglas Emmett Inc.	1,012,017	30,856
	Cousins Properties Inc.	891,658	26,901
	JBG SMITH Properties	774,209	26,284
	SL Green Realty Corp.	486,777	25,824
	Equity Commonwealth	740,866	25,153
	Highwoods Properties Inc.	630,406	24,466
	Hudson Pacific Properties Inc.	941,589	23,144
	Corporate Office Properties Trust	680,675	17,984
	Piedmont Office Realty Trust Inc. Class A	764,095	13,257
	Easterly Government Properties Inc.	450,661	12,127
	Brandywine Realty Trust	1,070,498	11,947
	Paramount Group Inc.	1,105,602	10,669
	Columbia Property Trust Inc.	710,468	10,153
	Mack-Cali Realty Corp.	550,470	8,912
	Office Properties Income Trust	292,557	8,016
	Franklin Street Properties Corp.	650,793	3,540
	City Office REIT Inc.	331,875	3,352
			569,904
Residential REITs (14.4%)
	Equity Residential	2,257,241	146,856
	AvalonBay Communities Inc.	848,946	138,336
	Essex Property Trust Inc.	401,787	98,076
	Mid-America Apartment Communities Inc.	693,788	77,649
	Invitation Homes Inc.	3,269,933	77,334

		Shares	Market Value ($000)
	Sun Communities Inc.	563,595	75,747
	UDR Inc.	1,781,121	66,739
	Equity LifeStyle Properties Inc.	1,051,821	63,435
	Camden Property Trust	588,614	51,839
	American Homes 4 Rent Class A	1,640,745	39,608
	Apartment Investment & Management Co. Class A	906,192	34,136
	American Campus Communities Inc.	834,802	29,460
	Independence Realty Trust Inc.	552,640	5,565
	Investors Real Estate Trust	70,786	4,433
	NexPoint Residential Trust Inc.	121,415	3,651
	Front Yard Residential Corp.	310,695	3,545
	UMH Properties Inc.	223,488	2,903
	Preferred Apartment Communities Inc. Class A	278,625	2,065
			921,377
Retail REITs (8.5%)
	Simon Property Group Inc.	1,866,069	124,597
	Realty Income Corp.	1,981,463	108,822
	Regency Centers Corp.	1,019,621	44,772
	Federal Realty Investment Trust	459,655	38,276
	National Retail Properties Inc.	1,044,811	34,103
	Kimco Realty Corp.	2,565,552	27,990
	Brixmor Property Group Inc.	1,809,297	20,716
	Spirit Realty Capital Inc.	605,854	18,636
	Agree Realty Corp.	257,703	16,779
	Taubman Centers Inc.	371,951	16,031
	Weingarten Realty Investors	742,615	13,508
	Urban Edge Properties	741,281	8,525
	Retail Properties of America Inc. Class A	1,307,273	8,105
	Retail Opportunity Investments Corp.	704,062	6,833
	Acadia Realty Trust	528,733	6,551
	Getty Realty Corp.	212,461	5,770
	SITE Centers Corp.	942,624	5,712
	Kite Realty Group Trust	510,986	5,227
	Macerich Co.	686,794	5,130
	American Finance Trust Inc. Class A	647,407	4,992
	Alexander's Inc.	13,949	4,398
[1]	Tanger Factory Outlet Centers Inc.	563,392	4,237
	RPT Realty	488,285	3,330
	Saul Centers Inc.	84,268	2,749
	Urstadt Biddle Properties Inc. Class A	181,825	2,656
*,1	Seritage Growth Properties Class A	212,887	2,252
	Whitestone REIT	220,789	1,497
	Retail Value Inc.	96,158	1,391
[1]	Washington Prime Group Inc.	1,124,957	967
	Cedar Realty Trust Inc.	539,698	567
[1]	Pennsylvania REIT	455,916	461
*,2	Spirit MTA REIT	257,871	198
			545,778
Specialized REITs (40.4%)
	American Tower Corp.	2,692,829	640,893
	Crown Castle International Corp.	2,527,645	402,982
	Equinix Inc.	518,454	350,060
	Digital Realty Trust Inc.	1,523,044	227,680
	SBA Communications Corp. Class A	684,518	198,455
	Public Storage	955,636	177,223
	Weyerhaeuser Co.	4,530,368	99,079
	Extra Space Storage Inc.	787,492	69,488

		Shares	Market Value ($000)
	VICI Properties Inc.	2,804,557	48,855
	CyrusOne Inc.	688,642	48,308
	Iron Mountain Inc.	1,747,210	42,248
	Gaming and Leisure Properties Inc.	1,241,488	35,060
	Lamar Advertising Co. Class A	522,563	30,126
	CubeSmart	1,178,333	29,694
	CoreSite Realty Corp.	228,982	27,750
	Life Storage Inc.	283,453	24,828
	QTS Realty Trust Inc. Class A	353,152	22,083
	Rayonier Inc.	785,706	18,880
	PotlatchDeltic Corp.	408,431	14,340
	EPR Properties	476,713	14,025
	Outfront Media Inc.	872,064	13,683
	National Storage Affiliates Trust	360,519	10,268
	CoreCivic Inc.	724,193	9,501
	Four Corners Property Trust Inc.	418,943	9,380
	GEO Group Inc.	737,078	9,346
	Uniti Group Inc.	1,173,175	8,283
	Safehold Inc.	72,465	4,186
	CatchMark Timber Trust Inc. Class A	297,846	2,341
	Jernigan Capital Inc.	135,587	1,790
	CorEnergy Infrastructure Trust Inc.	82,547	1,002
			2,591,837
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,459,195)			6,210,879
Real Estate Management & Development (2.9%)
Diversified Real Estate Activities (0.2%)
*	St. Joe Co.	216,360	3,959
	RMR Group Inc. Class A	93,043	2,760
*	Tejon Ranch Co.	134,655	1,845
*	Five Point Holdings LLC Class A	312,098	1,760
			10,324
Real Estate Development (0.2%)
*	Howard Hughes Corp.	250,759	13,581
*	Forestar Group Inc.	101,966	1,345
			14,926
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	778,856	11,021
*	FRP Holdings Inc.	41,624	1,810
			12,831
Real Estate Services (2.3%)
*	CBRE Group Inc. Class A	1,933,104	82,988
	Jones Lang LaSalle Inc.	313,671	33,117
*	Redfin Corp.	448,956	9,486
*	Cushman & Wakefield plc	598,495	7,284
*	Marcus & Millichap Inc.	142,428	4,137
	Newmark Group Inc. Class A	914,357	3,548
	Realogy Holdings Corp.	696,230	3,022
	RE/MAX Holdings Inc. Class A	108,542	2,854
*,1	eXp World Holdings Inc.	137,388	1,261
*	Altisource Portfolio Solutions SA	38,077	318
			148,015
Total Real Estate Management & Development (Cost $267,645)			186,096

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $28,865)	0.522%	288,716	28,872
Total Investments (100.3%) (Cost $6,755,705)				6,425,847
Other Assets and Liabilities-Net (-0.3%)[4]				(16,714)
Net Assets (100.0%)				6,409,133
Cost rounded to $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,807,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $17,324,000 was received for securities on loan.
REIT—Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	10,568	(0.751)	641	—
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At April 30, 2020, a counterparty had deposited in a segregated account securities with a value of $706,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at April 30, 2020.
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,396,777	—	198	6,396,975
Temporary Cash Investments	28,872	—	—	28,872
Total	6,425,649	—	198	6,425,847

Derivative Financial Instruments
Assets
Swap Contracts	—	641	—	641